Summary of significant Accounting Policies - Schedule of Estimated Useful Lives Intangible Assets (Details)	Mar. 31, 2026
Maximum [Member] | Copyrights and patents
Schedule of Estimated Useful Lives Intangible Assets [Line Items]
Intangible Asset, Finite-Lived, Useful Life	6 years
Minimum [Member] | Copyrights and patents
Schedule of Estimated Useful Lives Intangible Assets [Line Items]
Intangible Asset, Finite-Lived, Useful Life	1 year
Minimum [Member] | Trademarks
Schedule of Estimated Useful Lives Intangible Assets [Line Items]
Intangible Asset, Finite-Lived, Useful Life	10 years